Financial risk management and fair values - Interest Rate Risk - Sensitivity analysis (Details) - Interest rate risk - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments
Percentage of reasonably possible increase in risk assumption	1.00%	1.00%
Percentage of reasonably possible decrease in risk assumption	(1.00%)	(1.00%)
Increase in current year profit due to reasonably possible increase in designated risk component	¥ 57,502,000	¥ 47,805,000
Decrease in current year profit due to reasonably possible decrease in designated risk component	57,502,000	47,805,000
Increase in retained earning due to reasonably possible increase in designated risk component	57,502,000	47,805,000
Decrease in retained earning due to reasonably possible decrease in designated risk component	¥ 57,502,000	¥ 47,805,000